Federated Hermes Total Return Bond ETF
Portfolio of Investments
March 31, 2025 (unaudited)
Principal Amount, Shares or Contracts			Value in U.S. Dollars
		U.S. TREASURIES—27.3%
		U.S. Treasury Bonds—4.3%
$ 5,160,800		United States Treasury Bond, 4.250%, 8/15/2054	$ 4,869,699
5,550,000		United States Treasury Bond, 4.500%, 11/15/2054	5,466,750
700,000		United States Treasury Bond, 4.625%, 2/15/2055	704,701
		TOTAL	11,041,150
		U.S. Treasury Inflation-Protected Notes—0.3%
731,793		U.S. Treasury Inflation-Protected Notes, 1.625%, 10/15/2029	741,917
		U.S. Treasury Notes—22.7%
300		United States Treasury Note, 0.750%, 8/31/2026	287
400		United States Treasury Note, 0.875%, 9/30/2026	382
117,800		United States Treasury Note, 1.250%, 11/30/2026	112,734
95,500		United States Treasury Note, 1.250%, 12/31/2026	91,201
1,250,000		United States Treasury Note, 3.375%, 9/15/2027	1,235,154
900,000		United States Treasury Note, 3.500%, 9/30/2029	883,617
288,000		United States Treasury Note, 3.625%, 9/30/2031	280,777
2,477,000		United States Treasury Note, 3.750%, 8/31/2026	2,469,743
7,449,500		United States Treasury Note, 3.750%, 8/15/2027	7,425,627
5,116,000	[1]	United States Treasury Note, 3.750%, 8/31/2031	5,025,671
666,000		United States Treasury Note, 4.000%, 2/29/2028	667,957
400,000		United States Treasury Note, 4.000%, 7/31/2029	401,000
500,000		United States Treasury Note, 4.000%, 2/28/2030	501,133
500,000		United States Treasury Note, 4.125%, 10/31/2026	501,323
1,252,000		United States Treasury Note, 4.125%, 2/15/2027	1,256,454
200,000		United States Treasury Note, 4.125%, 2/28/2027	200,764
1,400,000		United States Treasury Note, 4.125%, 11/15/2027	1,408,124
1,350,000		United States Treasury Note, 4.125%, 10/31/2029	1,359,809
397,000		United States Treasury Note, 4.125%, 7/31/2031	398,520
1,975,000		United States Treasury Note, 4.250%, 12/31/2026	1,985,334
1,000,000		United States Treasury Note, 4.250%, 1/15/2028	1,009,406
350,000		United States Treasury Note, 4.250%, 2/15/2028	353,485
596,000		United States Treasury Note, 4.250%, 6/30/2029	603,349
1,200,000		United States Treasury Note, 4.250%, 1/31/2030	1,215,375
400		United States Treasury Note, 4.250%, 6/30/2031	404
10,150,000		United States Treasury Note, 4.250%, 11/15/2034	10,178,547
5,825,000		United States Treasury Note, 4.375%, 12/31/2029	5,930,123
3,000		United States Treasury Note, 4.500%, 3/31/2026	3,012
1,950,000		United States Treasury Note, 4.500%, 4/15/2027	1,972,405
3,700,000		United States Treasury Note, 4.500%, 12/31/2031	3,792,500
4,300		United States Treasury Note, 4.625%, 2/28/2026	4,319
550,000		United States Treasury Note, 4.625%, 6/15/2027	558,483
900,000		United States Treasury Note, 4.625%, 4/30/2029	923,537
5,600,000		United States Treasury Note, 4.625%, 2/15/2035	5,784,624
		TOTAL	58,535,180
		TOTAL U.S. TREASURIES (IDENTIFIED COST $70,219,020)	70,318,247

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—24.5%
	Basic Industry - Chemicals—0.1%
$ 14,000	DuPont de Nemours, Inc., Sr. Unsecd. Note, 5.319%, 11/15/2038	$ 14,437
184,000	RPM International, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2045	174,961
	TOTAL	189,398
	Basic Industry - Metals & Mining—0.4%
331,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	294,231
200,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 5.625%, 4/1/2030	205,634
291,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	291,049
123,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	80,609
150,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 5.634%, 4/4/2034	150,628
	TOTAL	1,022,151
	Basic Industry - Paper—0.1%
200,000	Smurfit Kappa Treasury Unlimited Company, Sr. Unsecd. Note, 144A, 5.200%, 1/15/2030	203,251
	Capital Goods - Aerospace & Defense—0.9%
175,000	Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	171,002
200,000	BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.000%, 9/15/2050	131,526
35,000	Boeing Co., Sr. Unsecd. Note, 2.800%, 3/1/2027	33,715
508,000	Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	462,716
305,000	Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	207,795
215,000	HEICO Corp., Sr. Unsecd. Note, 5.350%, 8/1/2033	217,154
165,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	159,986
100,000	L3Harris Technologies, Inc., Sr. Unsecd. Note, 5.500%, 8/15/2054	96,515
49,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	48,926
216,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	209,934
267,000	Lockheed Martin Corp., Sr. Unsecd. Note, 4.750%, 2/15/2034	263,008
127,000	Northrop Grumman Corp., Sr. Deb., 7.750%, 2/15/2031	145,512
211,000	RTX Corp., Sr. Unsecd. Note, 5.150%, 2/27/2033	212,877
	TOTAL	2,360,666
	Capital Goods - Building Materials—0.1%
99,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	96,300
235,000	Carrier Global Corp., Sr. Unsecd. Note, 5.900%, 3/15/2034	247,183
	TOTAL	343,483
	Capital Goods - Construction Machinery—0.4%
487,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.550%, 5/30/2033	483,110
24,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.550%, 4/10/2028	23,937
110,000	John Deere Capital Corp., Sr. Unsecd. Note, 4.200%, 7/15/2027	110,077
341,000	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	329,478
	TOTAL	946,602
	Capital Goods - Diversified Manufacturing—0.4%
250,000	Honeywell International, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2032	249,620
200,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.450%, 6/15/2034	202,957
215,000	Parker-Hannifin Corp., Sr. Unsecd. Note, 4.500%, 9/15/2029	215,172
113,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	103,333
29,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 2.950%, 4/1/2031	25,171
117,000	Wabtec Corp., Sr. Unsecd. Note, 5.611%, 3/11/2034	120,053
	TOTAL	916,306
	Capital Goods - Environmental—0.1%
300,000	Republic Services, Inc., Sr. Unsecd. Note, 2.375%, 3/15/2033	249,643
	Communications - Cable & Satellite—0.4%
228,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	231,058

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Communications - Cable & Satellite—continued
$ 170,000	Comcast Corp., Sr. Unsecd. Note, 3.450%, 2/1/2050	$ 117,678
558,000	Comcast Corp., Sr. Unsecd. Note, 4.250%, 10/15/2030	547,612
22,000	NBCUniversal Media LLC, Sr. Unsecd. Note, 5.950%, 4/1/2041	22,748
77,000	Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	66,786
	TOTAL	985,882
	Communications - Media & Entertainment—0.4%
125,000	AppLovin Corp., Sr. Unsecd. Note, 5.500%, 12/1/2034	124,972
155,000	Meta Platforms, Inc., Sr. Unsecd. Note, 5.550%, 8/15/2064	152,505
257,000	Meta Platforms, Inc., Unsecd. Note, 5.600%, 5/15/2053	259,089
251,000	Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	254,618
117,000	Omnicom Group, Inc., Sr. Unsecd. Note, 2.600%, 8/1/2031	102,360
194,000	Walt Disney Co., Sr. Unsecd. Note, 3.600%, 1/13/2051	142,989
	TOTAL	1,036,533
	Communications - Telecom Wireless—0.8%
275,000	America Movil S.A.B. de C.V., Sr. Unsecd. Note, 2.875%, 5/7/2030	251,270
178,000	American Tower Corp., Sr. Unsecd. Note, 2.700%, 4/15/2031	157,359
225,000	American Tower Corp., Sr. Unsecd. Note, 4.050%, 3/15/2032	212,363
297,000	Crown Castle, Inc., Sr. Unsecd. Note, 3.250%, 1/15/2051	192,573
160,000	Crown Castle, Inc., Sr. Unsecd. Note, 4.450%, 2/15/2026	159,535
232,000	T-Mobile USA, Inc., Series WI, 3.000%, 2/15/2041	168,317
456,000	T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	437,141
153,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 3.500%, 4/15/2031	141,472
330,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.250%, 9/17/2050	254,122
	TOTAL	1,974,152
	Communications - Telecom Wirelines—0.5%
301,000	AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	292,760
434,000	AT&T, Inc., Sr. Unsecd. Note, 2.750%, 6/1/2031	385,748
275,000	Rogers Communications, Inc., Sr. Unsecd. Note, 5.000%, 2/15/2029	275,246
83,000	Verizon Communications, Inc., Sr. Unsecd. Note, 2.100%, 3/22/2028	77,585
269,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	250,717
133,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	102,399
	TOTAL	1,384,455
	Consumer Cyclical - Automotive—0.8%
125,000	American Honda Finance Corp., Sr. Unsecd. Note, 4.700%, 1/12/2028	125,634
20,000	American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 5.125%, 7/7/2028	20,336
347,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.375%, 12/14/2028	319,501
398,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.950%, 3/6/2026	402,335
178,000	General Motors Co., Sr. Unsecd. Note, 5.150%, 4/1/2038	161,126
131,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.750%, 2/8/2031	132,090
500,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.150%, 3/27/2030	498,241
305,000	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 5.250%, 11/29/2027	308,947
24,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, 3.950%, 6/30/2025	23,967
	TOTAL	1,992,177
	Consumer Cyclical - Retailers—0.4%
255,500	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	227,602
324,000	AutoZone, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2033	316,335
171,000	Costco Wholesale Corp., Sr. Unsecd. Note, 1.600%, 4/20/2030	149,930
126,000	Home Depot, Inc., Sr. Unsecd. Note, 2.700%, 4/15/2030	115,649
127,500	Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	120,241

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Consumer Cyclical - Retailers—continued
$ 24,000	Home Depot, Inc., Sr. Unsecd. Note, 4.000%, 9/15/2025	$ 23,953
84,500	Tractor Supply Co., Sr. Unsecd. Note, 5.250%, 5/15/2033	85,359
25,000	WalMart, Inc., Sr. Unsecd. Note, 3.700%, 6/26/2028	24,740
	TOTAL	1,063,809
	Consumer Cyclical - Services—0.1%
130,000	Amazon.com, Inc., Sr. Unsecd. Note, 1.500%, 6/3/2030	112,914
95,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	92,898
107,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	104,884
	TOTAL	310,696
	Consumer Non-Cyclical - Food/Beverage—0.8%
267,000	Anheuser-Busch InBev Finance, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	244,682
200,000	Bacardi-Martini B.V, Sr. Unsecd. Note, 144A, 6.000%, 2/1/2035	201,725
90,000	Coca-Cola Co., Sr. Unsecd. Note, 2.125%, 9/6/2029	82,332
310,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	284,616
163,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	162,838
100,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	98,147
200,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.200%, 5/1/2030	185,911
13,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	10,626
75,000	Mars, Inc., Sr. Unsecd. Note, 144A, 5.200%, 3/1/2035	75,375
246,000	PepsiCo, Inc., Sr. Unsecd. Note, 2.625%, 7/29/2029	229,755
200,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	178,237
160,000	Sysco Corp., Sr. Unsecd. Note, 3.150%, 12/14/2051	102,611
100,000	The Campbell’s Co., Sr. Unsecd. Note, 5.200%, 3/21/2029	101,524
193,000	Tyson Foods, Inc., Sr. Unsecd. Note, 5.700%, 3/15/2034	197,762
	TOTAL	2,156,141
	Consumer Non-Cyclical - Health Care—0.7%
250,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	224,866
85,000	Becton Dickinson & Co., Sr. Unsecd. Note, 1.957%, 2/11/2031	72,473
60,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	52,475
168,000	CVS Health Corp., Sr. Unsecd. Note, 5.250%, 1/30/2031	169,619
167,000	CVS Health Corp., Sr. Unsecd. Note, 5.250%, 2/21/2033	164,894
200,000	Danaher Corp., Sr. Unsecd. Note, 2.600%, 10/1/2050	121,175
45,000	GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 4.800%, 8/14/2029	45,138
276,000	GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 5.857%, 3/15/2030	288,116
305,000	Haleon US Capital LLC, Sr. Unsecd. Note, 3.375%, 3/24/2027	298,920
85,000	HCA, Inc., 5.250%, 6/15/2026	85,248
134,000	HCA, Inc., Sr. Unsecd. Note, 3.500%, 9/1/2030	124,267
24,000	HCA, Inc., Sr. Unsecd. Note, 5.200%, 6/1/2028	24,296
31,000	HCA, Inc., Sr. Unsecd. Note, 5.450%, 4/1/2031	31,488
114,000	HCA, Inc., Sr. Unsecd. Note, 5.950%, 9/15/2054	109,504
82,000	HCA, Inc., Sr. Unsecd. Note, 6.000%, 4/1/2054	79,337
	TOTAL	1,891,816
	Consumer Non-Cyclical - Pharmaceuticals—1.0%
146,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	145,173
87,000	AbbVie, Inc., Sr. Unsecd. Note, 2.950%, 11/21/2026	85,162
192,500	AbbVie, Inc., Sr. Unsecd. Note, 4.550%, 3/15/2035	185,839
312,000	AbbVie, Inc., Sr. Unsecd. Note, 5.400%, 3/15/2054	306,444
35,000	Amgen, Inc., Sr. Unsecd. Note, 2.450%, 2/21/2030	31,592
402,000	Amgen, Inc., Sr. Unsecd. Note, 4.400%, 5/1/2045	340,023

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Pharmaceuticals—continued
$ 121,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	$ 122,747
150,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	146,741
126,500	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	111,571
127,000	Bristol-Myers Squibb Co., Sr. Sub. Secd. Note, 5.550%, 2/22/2054	125,158
60,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 3.900%, 2/20/2028	59,450
106,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.125%, 6/15/2039	93,700
225,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.250%, 10/26/2049	184,074
40,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 4.600%, 9/1/2035	38,597
31,000	Johnson & Johnson, Sr. Unsecd. Note, 3.500%, 1/15/2048	23,916
12,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.450%, 5/19/2028	12,029
137,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.750%, 5/19/2033	135,494
157,000	Pfizer, Inc., Sr. Unsecd. Note, 2.625%, 4/1/2030	143,592
173,500	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 1.750%, 9/15/2030	147,945
125,000	Zoetis, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2050	82,489
	TOTAL	2,521,736
	Consumer Non-Cyclical - Products—0.1%
95,000	Kenvue, Inc., Sr. Unsecd. Note, 4.900%, 3/22/2033	95,153
131,000	Kenvue, Inc., Sr. Unsecd. Note, 5.050%, 3/22/2028	133,831
	TOTAL	228,984
	Consumer Non-Cyclical - Supermarkets—0.1%
260,000	Kroger Co., Sr. Unsecd. Note, 5.000%, 9/15/2034	254,088
	Consumer Non-Cyclical - Tobacco—0.4%
100,000	Altria Group, Inc., Sr. Unsecd. Note, 3.700%, 2/4/2051	68,898
230,000	BAT Capital Corp., Sr. Unsecd. Note, 5.834%, 2/20/2031	239,139
81,000	BAT Capital Corp., Sr. Unsecd. Note, 6.000%, 2/20/2034	84,412
116,000	BAT International Finance PLC, Sr. Unsecd. Note, 1.668%, 3/25/2026	112,659
68,000	Philip Morris International, Inc., Sr. Unsecd. Note, 2.100%, 5/1/2030	60,160
313,000	Philip Morris International, Inc., Sr. Unsecd. Note, 3.875%, 8/21/2042	251,152
88,000	Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	83,975
	TOTAL	900,395
	Energy - Independent—0.2%
100,000	APA Corp., Sr. Unsecd. Note, 144A, 6.100%, 2/15/2035	99,570
30,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.200%, 4/18/2027	30,368
170,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2033	179,774
58,500	Hess Corp., Sr. Unsecd. Note, 7.300%, 8/15/2031	66,207
121,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 6.375%, 9/1/2028	125,509
90,000	Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	95,074
	TOTAL	596,502
	Energy - Integrated—0.2%
97,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.000%, 2/24/2050	62,703
80,500	BP Capital Markets America, Inc., Sr. Unsecd. Note, 4.234%, 11/6/2028	79,818
24,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 4.893%, 9/11/2033	23,648
200,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	198,328
127,000	Shell International Finance B.V., Sr. Unsecd. Note, 4.000%, 5/10/2046	102,276
	TOTAL	466,773
	Energy - Midstream—1.3%
93,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	92,540
140,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	140,094
64,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	62,591

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Energy - Midstream—continued
$ 80,000	Enbridge, Inc., Sr. Unsecd. Note, 2.500%, 8/1/2033	$ 65,452
141,000	Enbridge, Inc., Sr. Unsecd. Note, 5.950%, 4/5/2054	140,293
340,000	Energy Transfer LP, Sr. Unsecd. Note, 5.200%, 4/1/2030	343,840
149,000	Energy Transfer LP, Sr. Unsecd. Note, 5.500%, 6/1/2027	151,267
250,000	Energy Transfer LP, Sr. Unsecd. Note, 5.750%, 2/15/2033	255,817
88,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 5.950%, 2/1/2041	91,319
23,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.800%, 3/15/2035	23,511
100,000	Kinder Morgan, Inc., Sr. Unsecd. Note, 5.000%, 2/1/2029	100,833
331,500	MPLX LP, Sr. Unsecd. Note, 4.950%, 9/1/2032	324,833
100,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	88,697
203,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.950%, 9/15/2027	199,229
53,000	ONEOK, Inc., Sr. Unsecd. Note, 2.200%, 9/15/2025	52,394
270,000	ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	282,863
271,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 5.150%, 6/1/2042	241,844
243,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	224,622
179,000	Tennessee Gas Pipeline Co. LLC, Sr. Unsecd. Note, 7.000%, 3/15/2027	186,247
202,000	Williams Cos., Inc., Sr. Unsecd. Note, 4.900%, 3/15/2029	203,316
80,000	Williams Cos., Inc., Sr. Unsecd. Note, 8.750%, 3/15/2032	96,083
	TOTAL	3,367,685
	Energy - Oil Field Services—0.2%
250,000	Eni SpA, Sr. Unsecd. Note, 144A, 5.950%, 5/15/2054	244,505
103,000	Halliburton Co., Sr. Unsecd. Note, 5.000%, 11/15/2045	92,672
138,000	Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 2.650%, 6/26/2030	124,545
36,000	Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/21/2025	35,845
500	Schlumberger Investment S.A., Sr. Unsecd. Note, 2.650%, 6/26/2030	451
	TOTAL	498,018
	Energy - Refining—0.1%
198,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	166,201
96,000	Phillips 66, Sr. Unsecd. Note, 1.300%, 2/15/2026	93,359
10,000	Valero Energy Corp., Sr. Unsecd. Note, 7.500%, 4/15/2032	11,305
	TOTAL	270,865
	Financial Institution - Banking—5.2%
85,000	American Express Co., Sr. Unsecd. Note, 4.050%, 5/3/2029	84,024
300,000	American Express Co., Sr. Unsecd. Note, 5.850%, 11/5/2027	310,750
590,000	Bank of America Corp., Sr. Unsecd. Note, 2.572%, 10/20/2032	509,023
402,000	Bank of America Corp., Sr. Unsecd. Note, 2.687%, 4/22/2032	353,819
767,500	Bank of America Corp., Sr. Unsecd. Note, 5.468%, 1/23/2035	778,676
44,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.898%, 7/23/2031	37,836
55,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 1.650%, 1/28/2031	46,846
124,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	122,994
4,500	Capital One Financial Co., Sr. Unsecd. Note, 5.817%, 2/1/2034	4,535
127,000	Citigroup, Inc., Sr. Unsecd. Note, 2.976%, 11/5/2030	116,949
605,000	Citigroup, Inc., Sr. Unsecd. Note, 4.412%, 3/31/2031	589,530
211,500	Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	210,504
127,000	Citigroup, Inc., Sub., 5.827%, 2/13/2035	126,454
378,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.500%, 2/6/2030	335,722
232,000	Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	235,750
70,000	Fifth Third Bancorp, Sr. Unsecd. Note, 4.895%, 9/6/2030	69,832
307,000	Fifth Third Bancorp, Sr. Unsecd. Note, 5.631%, 1/29/2032	314,260

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 26,000	Fifth Third Bank, Inc., Sr. Unsecd. Note, Series BKNT, 2.250%, 2/1/2027	$ 25,019
150,000	FNB Corp. (PA), 5.722%, 12/11/2030	149,846
1,026,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.615%, 4/22/2032	895,846
245,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	241,199
178,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	173,779
136,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 4.000%, 5/15/2025	135,837
281,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 5.023%, 5/17/2033	274,474
435,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.953%, 2/4/2032	370,051
28,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	24,717
110,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.260%, 2/22/2048	91,442
701,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.336%, 1/23/2035	708,463
390,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.500%, 10/15/2040	393,971
210,000	KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	221,848
274,000	M&T Bank Corp., Sr. Unsecd. Note, 6.082%, 3/13/2032	283,769
124,000	M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	133,584
327,000	Morgan Stanley, Sr. Unsecd. Note, 1.593%, 5/4/2027	316,681
112,000	Morgan Stanley, Sr. Unsecd. Note, 5.297%, 4/20/2037	109,861
641,000	Morgan Stanley, Sr. Unsecd. Note, 5.466%, 1/18/2035	648,580
204,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.000%, 7/23/2025	203,686
196,000	Northern Trust Corp., Sub. Note, 3.950%, 10/30/2025	195,332
562,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	577,885
250,000	Regions Financial Corp., Sr. Unsecd. Note, 5.722%, 6/6/2030	256,017
194,000	State Street Corp., Sub., 2.200%, 3/3/2031	168,393
250,000	Synovus Bank GA, Sr. Unsecd. Note, 5.625%, 2/15/2028	251,186
164,000	Truist Financial Corp., Sr. Unsecd. Note, 4.000%, 5/1/2025	163,901
182,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.711%, 1/24/2035	185,825
160,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.867%, 6/8/2034	164,607
202,000	US Bancorp, 4.967%, 7/22/2033	194,536
253,000	US Bancorp, Sr. Unsecd. Note, 5.384%, 1/23/2030	258,126
1,084,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	1,034,584
210,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 4.897%, 7/25/2033	206,978
	TOTAL	13,307,527
	Financial Institution - Broker/Asset Mgr/Exchange—0.1%
50,500	Charles Schwab Corp., Sr. Unsecd. Note, 3.250%, 5/22/2029	48,023
287,500	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 6.200%, 4/14/2034	293,056
12,000	Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	11,790
	TOTAL	352,869
	Financial Institution - Finance Companies—0.3%
346,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	325,140
123,000	Air Lease Corp., Sr. Unsecd. Note, 3.125%, 12/1/2030	111,350
220,000	Air Lease Corp., Sr. Unsecd. Note, 5.300%, 2/1/2028	223,786
180,000	Ally Financial, Inc., Sr. Unsecd. Note, 6.184%, 7/26/2035	178,849
	TOTAL	839,125
	Financial Institution - Insurance - Health—0.3%
233,000	Centene Corp., 2.500%, 3/1/2031	196,439
36,000	Elevance Health, Inc., Sr. Unsecd. Note, 2.250%, 5/15/2030	32,066
350,000	Elevance Health, Inc., Sr. Unsecd. Note, 5.150%, 6/15/2029	357,106
277,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.900%, 4/15/2031	280,474
	TOTAL	866,085

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Financial Institution - Insurance - Life—0.8%
$ 248,000	Corebridge Financial, Inc., Sr. Unsecd. Note, 5.750%, 1/15/2034	$ 254,510
55,000	Lincoln National Corp., Sr. Note, 7.000%, 6/15/2040	61,946
238,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 3.375%, 4/15/2050	162,964
188,000	MetLife, Inc., Jr. Sub. Note, 6.400%, 12/15/2036	190,680
151,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	199,845
25,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	32,809
88,000	Northwestern Mutual Life Insurance Co., Sr. Unsecd. Note, 144A, 3.625%, 9/30/2059	59,774
130,000	Pacific Life Global Funding II, Sr. Secd. Note, 144A, 4.900%, 1/11/2029	131,595
142,000	Pacific LifeCorp., Bond, 144A, 6.600%, 9/15/2033	154,348
508,500	Principal Financial Group, Inc., Sr. Unsecd. Note, 2.125%, 6/15/2030	445,476
189,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 5/15/2044	166,526
180,000	Teachers Insurance & Annuity Association of America, Sub., 144A, 4.900%, 9/15/2044	161,487
	TOTAL	2,021,960
	Financial Institution - Insurance - P&C—0.6%
168,500	American International Group, Inc., Sr. Unsecd. Note, 5.125%, 3/27/2033	168,737
38,000	American International Group, Inc., Unsecd. Note, 3.875%, 1/15/2035	34,253
123,000	Aon Corp., Sr. Unsecd. Note, 2.800%, 5/15/2030	112,167
93,000	Aon North America, Inc., 5.750%, 3/1/2054	91,717
200,000	Beacon Funding Trust, Sr. Unsecd. Note, 6.266%, 8/15/2054	199,355
450,000	Chubb INA Holdings LLC., Sr. Unsecd. Note, 4.650%, 8/15/2029	453,793
379,000	CNA Financial Corp., Sr. Unsecd. Note, 5.500%, 6/15/2033	386,424
50,000	Marsh & McLennan Cos., Inc., Sr. Unsecd. Note, 4.650%, 3/15/2030	50,090
115,000	The Hartford Insurance Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	123,789
	TOTAL	1,620,325
	Financial Institution - REIT - Apartment—0.4%
203,500	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	198,973
353,000	Camden Property Trust, Sr. Unsecd. Note, 4.900%, 1/15/2034	347,163
300,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 5.300%, 2/15/2032	304,938
219,000	UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	181,711
90,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 3.500%, 7/1/2027	87,942
	TOTAL	1,120,727
	Financial Institution - REIT - Healthcare—0.2%
205,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	172,527
149,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	148,181
201,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	179,276
	TOTAL	499,984
	Financial Institution - REIT - Office—0.2%
190,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	187,962
67,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 5.250%, 5/15/2036	65,350
125,000	Boston Properties LP, Sr. Unsecd. Note, 3.250%, 1/30/2031	111,956
	TOTAL	365,268
	Financial Institution - REIT - Other—0.3%
165,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, 5.500%, 4/15/2035	161,675
105,000	ProLogis LP, Sr. Unsecd. Note, 5.250%, 6/15/2053	99,695
240,000	WP Carey, Inc., Sr. Unsecd. Note, 4.250%, 10/1/2026	238,673
220,000	WP Carey, Inc., Sr. Unsecd. Note, 5.375%, 6/30/2034	218,329
	TOTAL	718,372
	Financial Institution - REIT - Retail—0.3%
397,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.800%, 10/1/2026	386,962

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - REIT - Retail—continued
$ 120,000		Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	$ 118,645
130,000		Regency Centers LP, Sr. Unsecd. Note, 5.100%, 1/15/2035	128,569
		TOTAL	634,176
		Gaming—0.0%
46,000		Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	45,006
		Technology—2.2%
125,500		Alphabet, Inc., Sr. Unsecd. Note, 1.900%, 8/15/2040	84,057
567,000		Apple, Inc., 1.650%, 5/11/2030	498,260
16,000		Apple, Inc., Sr. Unsecd. Note, 2.375%, 2/8/2041	11,185
25,000		Apple, Inc., Sr. Unsecd. Note, 2.900%, 9/12/2027	24,307
80,000		Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.875%, 1/15/2027	79,107
179,000		Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	173,242
250,000		Broadcom, Inc., Sr. Unsecd. Note, 5.150%, 11/15/2031	253,533
500,000		Broadcom, Inc., Sr. Unsecd. Note, 5.200%, 4/15/2032	507,351
241,000		CDW LLC/ CDW Finance Corp., Sr. Unsecd. Note, 2.670%, 12/1/2026	232,457
137,000		Cisco Systems, Inc., Sr. Unsecd. Note, 4.800%, 2/26/2027	138,648
170,000		Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.000%, 4/1/2030	170,792
60,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.100%, 3/1/2041	43,859
250,000		Fiserv, Inc., Sr. Unsecd. Note, 4.750%, 3/15/2030	249,416
43,000		Fiserv, Inc., Sr. Unsecd. Note, 5.600%, 3/2/2033	44,186
212,000		Fortinet, Inc., Sr. Unsecd. Note, 2.200%, 3/15/2031	184,345
114,000		Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 11/15/2031	99,867
104,000		Global Payments, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	103,326
111,000		Global Payments, Inc., Sr. Unsecd. Note, 4.950%, 8/15/2027	111,900
150,000		Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 5.000%, 10/15/2034	146,137
185,000		KLA Corp., Sr. Unsecd. Note, 4.650%, 7/15/2032	183,712
99,000		Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	97,507
140,000		Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	140,948
37,000		Microsoft Corp., Sr. Unsecd. Note, 1.350%, 9/15/2030	31,970
267,000		Microsoft Corp., Sr. Unsecd. Note, 2.921%, 3/17/2052	179,047
106,000		Oracle Corp., Sr. Unsecd. Note, 2.950%, 4/1/2030	97,382
34,000		Oracle Corp., Sr. Unsecd. Note, 3.250%, 5/15/2030	31,670
213,000		Oracle Corp., Sr. Unsecd. Note, 4.000%, 11/15/2047	161,477
196,000		Oracle Corp., Sr. Unsecd. Note, 4.900%, 2/6/2033	192,721
325,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	283,871
160,000		Trimble, Inc., Sr. Unsecd. Note, 6.100%, 3/15/2033	167,629
253,000		Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	222,570
311,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	305,266
197,000		Visa, Inc., Sr. Unsecd. Note, 4.150%, 12/14/2035	186,287
164,000		VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	139,395
		TOTAL	5,577,427
		Transportation - Railroads—0.1%
130,500		Burlington Northern Santa Fe LLC, Sr. Unsecd. Note, 4.450%, 3/15/2043	114,797
51,000	[2]	Burlington Northern Santa Fe LLC, Sr. Unsecd. Note, 5.200% (180-DAY AVERAGE SOFR +0.000%), 4/15/2054	48,543
217,000		Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	197,627
		TOTAL	360,967
		Transportation - Services—0.5%
150,500		Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 4.600%, 5/1/2028	151,123
300,000		GXO Logistics, Inc., Sr. Unsecd. Note, 6.250%, 5/6/2029	309,585

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Transportation - Services—continued
$ 388,500	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.550%, 5/1/2028	$ 397,628
190,000	Ryder System, Inc., Sr. Unsecd. Note, Series DMTN, 4.900%, 12/1/2029	190,942
135,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 5.650%, 3/1/2028	138,709
148,000	United Parcel Service, Inc., Sr. Unsecd. Note, 4.875%, 3/3/2033	148,517
	TOTAL	1,336,504
	Utility - Electric—1.8%
140,500	AEP Texas, Inc., Sr. Unsecd. Note, Series I, 2.100%, 7/1/2030	122,850
139,000	Ameren Corp., Sr. Unsecd. Note, 1.750%, 3/15/2028	128,095
201,500	American Electric Power Co., Inc., Sr. Unsecd. Note, 5.625%, 3/1/2033	206,650
200,000	Commonwealth Edison Co., 3.650%, 6/15/2046	150,019
95,000	Consolidated Edison Co., Sr. Unsecd. Note, 4.625%, 12/1/2054	80,265
340,500	Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.800%, 3/1/2033	352,620
52,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series C, 3.375%, 4/1/2030	48,595
325,000	Duke Energy Corp., Sr. Unsecd. Note, 4.500%, 8/15/2032	313,466
389,000	Duke Energy Corp., Sr. Unsecd. Note, 5.000%, 8/15/2052	339,347
33,000	Duke Energy Indiana, LLC, Sr. Deb., 6.120%, 10/15/2035	35,224
275,000	Electricite de France S.A., Sr. Unsecd. Note, 144A, 6.250%, 5/23/2033	290,979
300,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	295,690
27,000	Exelon Corp., Bond, 7.600%, 4/1/2032	30,627
262,500	Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	201,859
190,000	FirstEnergy, Corp., Sr. Unsecd. Note, Series B, 3.900%, 7/15/2027	186,822
40,000	National Rural Utilities Cooperative Finance Corp., Sec. Fac. Bond, 4.150%, 12/15/2032	37,814
231,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	226,389
411,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.250%, 6/1/2030	363,629
317,000	NiSource, Inc., Sr. Unsecd. Note, 1.700%, 2/15/2031	265,297
114,000	Ohio Power Co., Sr. Unsecd. Note, Series Q, 1.625%, 1/15/2031	95,286
200,000	Peco Energy Co., 2.800%, 6/15/2050	125,843
127,500	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.450%, 11/15/2031	109,721
355,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	330,032
348,000	Virginia Electric & Power Co., Sr. Unsecd. Note, 2.400%, 3/30/2032	297,370
117,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	107,396
	TOTAL	4,741,885
	Utility - Natural Gas—0.0%
100,000	Sempra Energy, Sr. Unsecd. Note, 6.000%, 10/15/2039	101,011
	Utility - Natural Gas Distributor—0.2%
200,000	Southern California Gas Co., Term Loan - 1st Lien, 5.050%, 9/1/2034	197,512
335,000	Southern Co. Gas Capital, Sr. Unsecd. Note, Series 20-A, 1.750%, 1/15/2031	282,408
	TOTAL	479,920
	TOTAL CORPORATE BONDS (IDENTIFIED COST $63,418,527)	63,121,345
	MORTGAGE-BACKED SECURITIES—4.5%
	Federal Home Loan Mortgage Corporation—3.2%
4,377,925	Federal Home Loan Mortgage Corp., Pool SD8193, 2.000%, 2/1/2052	3,488,419
2,626,338	Federal Home Loan Mortgage Corp., Pool SD8213, 3.000%, 5/1/2052	2,279,533
2,649,913	Federal Home Loan Mortgage Corp., Pool SD8242, 3.000%, 9/1/2052	2,298,132
	TOTAL	8,066,084
	Federal National Mortgage Association—1.3%
1,847,936	Federal National Mortgage Association, Pool FS4947, 4.000%, 1/1/2053	1,725,184

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$ 1,680,597		Federal National Mortgage Association, Pool FS6809, 5.500%, 2/1/2054	$ 1,681,993
		TOTAL	3,407,177
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $11,352,357)	11,473,261
		ASSET-BACKED SECURITIES—3.0%
		Auto Receivables—1.3%
190,000		BMW Vehicle Lease Trust 2024-1, Class A3, 4.980%, 3/25/2027	190,986
100,000		Chesapeake Funding II LLC 2024-1A, Class B, 5.440%, 5/15/2036	101,287
81,801		Enterprise Fleet Financing LLC 2024-1, Class A2, 5.230%, 3/20/2030	82,361
750,000		Navistar Financial Dealer Note 2024-1, Class A, 5.590%, 4/25/2029	757,670
1,000,000		SBNA Auto Lease Trust 2024-C, Class A3, 4.560%, 2/22/2028	1,000,003
1,000,000		Toyota Lease Owner Trust 2024-B, Class A3, 4.210%, 9/20/2027	997,299
200,000		World OMNI Select Auto Trust 2024-A, Class A3, 4.860%, 3/15/2029	200,924
		TOTAL	3,330,530
		Credit Card—0.3%
500,000		American Express Credit Account Master Trust 2024-1, Class A, 5.230%, 4/15/2029	509,282
175,000		First National Master Note Trust 2024-1, Class A, 5.340%, 5/15/2030	177,555
		TOTAL	686,837
		Equipment Lease—1.4%
1,000,000		DLLAD LLC 2024-1A, Class A3, 5.300%, 7/20/2029	1,017,278
1,000,000		John Deere Owner Trust 2024-B, Class A3, 5.200%, 3/15/2029	1,013,502
1,000,000		John Deere Owner Trust 2024-C, Class A3, 4.060%, 6/15/2029	991,317
650,000		Volvo Financial Equipment LLC 2024-1A, Class A3, 4.290%, 10/16/2028	648,272
		TOTAL	3,670,369
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $7,645,590)	7,687,736
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.1%
		Federal Home Loan Mortgage Corporation—1.1%
1,284,934	[2]	FHLMC REMIC, Series 5396, Class FG, 6.330% (30-DAY AVERAGE SOFR +0.000%), 4/25/2054	1,284,509
1,567,672	[2]	FHLMC REMIC, Series 5402, Class FB, 6.430% (30-DAY AVERAGE SOFR +0.000%), 4/25/2054	1,571,971
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $2,842,953)	2,856,480
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.9%
		Commercial Mortgage—0.9%
1,000,000		Bank 2024-BNK48 A4, Class A4, 4.775%, 8/15/2034	971,853
500,000	[2]	JW Commercial Mortgage Trust 2 2024-BERY, Class A, 5.912% (CME Term SOFR 1 Month +1.593%), 11/15/2039	499,532
850,000	[2]	ORL Trust 2024-GLKS, Class B, 6.211% (CME Term SOFR 1 Month +1.892%), 12/15/2039	849,471
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,356,576)	2,320,856
		FOREIGN GOVERNMENTS/AGENCIES—0.2%
		Sovereign—0.2%
AUD 750,000		Australia, Government of, Sr. Unsecd. Note, Series 154, 2.750%, 11/21/2029	447,633
BRL 1,000,000		Letra Tesouro Nacional, Sr. Unsecd. Note, Series LTN, 0.000%, 7/1/2027	128,685
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $657,680)	576,318
		EXCHANGE-TRADED FUNDS—10.6%
224,970		iShares MBS ETF	21,097,687
136,520		Vanguard Mortgage-Backed Securities ETF	6,322,241
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $27,097,020)	27,419,928

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	INVESTMENT COMPANIES—27.7%
70,377	Bank Loan Core Fund	$ 603,837
745,419	Emerging Markets Core Fund	6,455,324
2,788,488	Federated Hermes Government Obligations Fund, Premier Shares, 4.26%[3]	2,788,488
1,406,390	High Yield Bond Core Fund	7,847,655
4,962,502	Mortgage Core Fund	41,387,270
1,374,711	Project and Trade Finance Core Fund	12,221,184
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $70,689,569)	71,303,758
	TOTAL INVESTMENT IN SECURITIES—99.8% (IDENTIFIED COST $256,279,292)	257,077,929
	OTHER ASSETS AND LIABILITIES - NET—0.2%	541,654
	NET ASSETS—100%	$257,619,583
At March 31, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
iBoxx iShares Bond Index Long Futures	45	$6,286,950	June 2025	$22,839
United States Treasury Notes 2-Year Long Futures	180	$37,290,938	June 2025	$40,263
Short Futures:
United States Treasury Notes Long Bond Short Futures	20	$2,345,625	June 2025	$1,204
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$64,306
At March 31, 2025, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
4/7/2025	Tornto Dommion Bank	1,250,000	EUR	$1,346,882	$5,095
4/7/2025	Credit Agricole	111,208,263	JPY	664,125 CHF	$(5,144)
4/7/2025	Barclays Bank	5,473,770	NOK	$500,000	$20,287
4/15/2025	Credit Agricole	5,268,152	NOK	$500,000	$745
Contracts Sold:
4/7/2025	Credit Agricole	664,125	CHF	111,208,263 JPY	$(4,134)
4/7/2025	Morgan Stanley	1,250,000	EUR	$1,352,803	$825
4/7/2025	BNP Paribas	5,238,548	NOK	$500,000	$2,071
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$19,745
At March 31, 2025, the Fund had the following outstanding written options contracts:
Counterparty	Description	Number of Contracts	Notional Amount	Expiration Date	Exercise Price	Value
Call Options:
Citigroup	United States Treasury	(90)	$10,538,100	April 2025	$121.00	$(32,344)
Wells Fargo	EUR CALL/ USD PUT	(2,000,000)	$2,000,000	April 2025	$1.11	$(478)
Put Options:
Barclays	USD PUT/NOK CALL	(1,000,000)	$1,000,000	April 2025	$10.66	$(13,931)
Citigroup	United States Treasury	(120)	$14,050,800	April 2025	$115.00	$(58,125)
(Premium Received $117,370)						$(104,878)
Net Unrealized Appreciation/Depreciation on Futures Contracts, Foreign Exchange Contracts and the value of Written Option Contracts is included in “Other Assets and Liabilities–Net.”

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended March 31, 2025, were as follows:
Affiliates	Value as of 6/30/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 3/31/2025	Shares Held as of 3/31/2025	Dividend Income
Bank Loan Core Fund	$421,089	$1,410,000	$(1,200,000)	$(8,269)	$(18,983)	$603,837	70,377	$52,464
Emerging Markets Core Fund	$3,449,402	$6,735,000	$(3,800,000)	$115,957	$(45,035)	$6,455,324	745,419	$452,566
Federated Hermes Government Obligations Fund, Premier Shares	$461,628	$48,607,794	$(46,280,934)	$—	$—	$2,788,488	2,788,488	$46,943
High Yield Bond Core Fund	$2,152,622	$7,160,000	$(1,400,000)	$(37,515)	$(27,452)	$7,847,655	1,406,390	$265,064
Mortgage Core Fund	$9,827,202	$42,100,000	$(11,000,000)	$509,442	$(49,374)	$41,387,270	4,962,502	$792,431
Project and Trade Finance Core Fund	$3,253,377	$8,925,000	$—	$42,807	$—	$12,221,184	1,374,711	$470,349
TOTAL OF AFFILIATED TRANSACTIONS	$19,565,320	$114,937,794	$(63,680,934)	$622,422	$(140,844)	$71,303,758	11,347,887	$2,079,817

1	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
2
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

3	7-day net yield.
Note: The categories of investments are shown as a percentage of net assets at March 31, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation

Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$70,318,247	$—	$70,318,247
Corporate Bonds	—	63,121,345	—	63,121,345
Mortgage-Backed Securities	—	11,473,261	—	11,473,261
Asset-Backed Securities	—	7,687,736	—	7,687,736
Collateralized Mortgage Obligations	—	2,856,480	—	2,856,480
Commercial Mortgage-Backed Securities	—	2,320,856	—	2,320,856
Foreign Governments/Agencies	—	576,318	—	576,318
Exchange-Traded Funds	27,419,928	—	—	27,419,928
Investment Companies	59,082,574	—	—	59,082,574
Other Investments[1]	—	—	—	12,221,184
TOTAL SECURITIES	$86,502,502	$158,354,243	$—	$257,077,929
Other Financial Instruments:
Assets
Futures Contracts	$64,306	$—	$—	$64,306
Foreign Exchange Contracts	—	29,023	—	29,023
Liabilities
Foreign Exchange Contracts	—	(9,278)	—	(9,278)
Written Options Contracts	(104,878)	—	—	(104,878)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(40,572)	$19,745	$—	$(20,827)

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $12,221,184 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the fair value hierarchy chart above. The price of shares redeemed of Project and
Trade Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III, may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

The following acronym(s) are used throughout this portfolio:
AUD	—Australian Dollar
BKNT	—Bank Notes
BRL	—Brazilian Real
CHF	—Swiss Franc
ETF	—Exchange-Traded Fund
EUR	—Euro
FHLMC	—Federal Home Loan Mortgage Corporation
GMTN	—Global Medium Term Note
JPY	—Japanese Yen
MTN	—Medium Term Note
NOK	—Norwegian Krone
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
USD	—United States Dollar